Capital and Financial Risk Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Euro [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	$ 98
Foreign exchange rates	5
Hong Kong Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	82	85
Foreign exchange rates	4	4
Singapore Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Currency exposure of financial assets and financial liabilities	18	34
Foreign exchange rates	$ 1	$ 2